Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Summary of Affiliate Transactions
The following table summarizes the reimbursement amounts.

	Years Ended December 31,
	2014	2013	2012 (a)
	(Thousands)
Reimbursements to EQT
Operating and maintenance expense (b)	$21,999	$14,296	$8,534
Selling, general and administrative expense (b)	$25,051	$18,322	$7,728

Reimbursements from EQT
Plugging and abandonment (c)	$500	$566	$1,585
Bare steel replacement (c)	—	2,566	2,659
Big Sandy Pipeline claims	$—	$—	$2,700

(a) Post-IPO period only as the omnibus agreement did not exist prior to the IPO.

(b) The expenses for which the Partnership reimburses EQT and its subsidiaries may not necessarily reflect the actual expenses that the Partnership would incur on a stand-alone basis and the Partnership is unable to estimate what those expenses would be on a stand-alone basis. These amounts exclude the recast impact of the NWV Gathering Acquisition, Jupiter Acquisition and Sunrise Merger as these amounts do not represent reimbursements pursuant to the omnibus agreement.

(c) The reimbursements for plugging and abandonment and bare steel replacement were recorded as capital contributions from EQT.
The following table summarizes affiliate transactions:

	Years Ended December 31,
	2014	2013	2012
	(Thousands)
Operating revenues (a)	$328,527	$310,245	$205,563
Operating and maintenance expense (b)	28,688	21,931	17,537
Selling, general and administrative expense (b)	40,663	31,263	24,978
Interest expense	$19,888	$843	$4,110

(a) In December 2013, EQT completed the sale of Equitable Gas Company to PNG Companies LLC. For the years ended December 31, 2013 and 2012, Equitable Gas Company revenues reported as affiliate revenues were $37.6 million and $36.8 million, respectively.

(b) The expenses for which the Partnership reimburses EQT and its subsidiaries may not necessarily reflect the actual expenses that the Partnership would incur on a stand-alone basis and the Partnership is unable to estimate what those expenses would be on a stand-alone basis. These amounts include the recast impact of the NWV Gathering Acquisition, Jupiter Acquisition and Sunrise Merger as it represents the total amounts allocated to the Partnership by EQT for the periods presented.

The following table summarizes affiliate balances:

	As of December 31,
	2014	2013
	(Thousands)
Accounts receivable - affiliate	$55,068	$28,610
Due to related party	33,342	22,177
Sunrise Merger consideration payable to EQT (Note 2)	—	110,000
Capital lease obligation, including current portion	$147,588	$135,238